UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Brian R. Wiedmeyer, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6844
Registrant's telephone number, including area code

Date of fiscal year end: March 31, 2020

Date of reporting period:  December 31, 2019

Item 1. Schedule of Investments.

Port Street Quality Growth Fund
Schedule of Investments
December 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 64.7%
Communication Services - 5.2%
Alphabet, Inc., Class A *	1,500	$2,009,085
Walt Disney Co.	30,000	4,338,900
		6,347,985
Consumer Discretionary - 5.0%
NIKE, Inc., Class B	24,600	2,492,226
Polaris Industries, Inc.	8,400	854,280
Starbucks Corp.	30,500	2,681,560
		6,028,066
Consumer Staples - 6.7%
Coca-Cola Co.	80	4,428
PepsiCo, Inc.	8,200	1,120,694
Procter & Gamble Co.	14,300	1,786,070
Reckitt Benckiser Group plc - ADR	111,500	1,846,440
Wal-Mart Stores, Inc.	28,100	3,339,404
		8,097,036
Financials - 4.3%
Berkshire Hathaway, Inc., Class B *	22,800	5,164,200

Health Care - 9.4%
Becton, Dickinson & Co.	3,500	951,895
Biogen, Inc. *	10,800	3,204,684
Medtronic plc	5,200	589,940
Novo Nordisk - ADR	74,600	4,317,848
Varian Medical Systems, Inc. *	16,600	2,357,366
		11,421,733
Industrials - 10.9%
3M Co.	10,800	1,905,336
C.H. Robinson Worldwide, Inc.	47,900	3,745,780
Expeditors International of Washington, Inc.	25,600	1,997,312
United Technologies Corp.	37,000	5,541,120
		13,189,548
Information Technology - 23.2%
Accenture plc, Class A	9,100	1,916,187
Apple, Inc.	21,700	6,372,205
Cisco Systems, Inc.	79,800	3,827,208
Cognizant Technology Solutions Corp., Class A	59,400	3,683,988
International Business Machines Corp.	24,800	3,324,192
Microsoft Corp.	28,400	4,478,680
Oracle Corp.	84,600	4,482,108
		28,084,568
Total Common Stocks
(Cost $53,545,493)		78,333,136

SHORT-TERM INVESTMENTS - 31.8%	Par
U.S. Treasury Bills
1.34%, 01/23/2020 (a) (b)	$13,000,000	12,988,890
1.45%, 02/20/2020 (a) (b)	13,000,000	12,973,281
1.44%, 03/19/2020 (a) (b)	12,500,000	12,460,520

Total Short-Term Investments
(Cost $38,418,211)		38,422,691

Total Investments - 96.5%
(Cost $91,963,704)		116,755,827
Other Assets and Liabilities, Net - 3.5%		4,281,463
Total Net Assets - 100.0%		$121,037,290

ADR - American Depositary Receipt
plc – Public Limited Company
*	Non-income producing security
(a)	Rate shown is the effective yield as of December 31, 2019.
(b)	Level 2 security.

Summary of Fair Value Exposure

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation Levels for major security types. These inputs are summarized in the three broad Levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the company has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instruments on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Unobservable inputs for the asset or liability to the extent that relevant observable inputs are not available, representing the company's own assumptions about the assumptions that a market participant would use in valuing the asset or liability, and that would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of December 31, 2019, the Fund's investments in securities were classified as follows:

	Level 1	Level 2	Level 3	Total
Common Stocks	$78,333,136	$-	$-	$78,333,136
Short-Term Investments	-	38,422,691	-	38,422,691
Total Investments	$78,333,136	$38,422,691	$-	$116,755,827

Refer to the Schedule of Investments for further information on the classification of investments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title)  /s/ Brian R. Wiedmeyer
                                         Brian R. Wiedmeyer, President

Date    February 25, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                          Brian R. Wiedmeyer, President

Date   February 25, 2020

By (Signature and Title)*  /s/ Benjamin J. Eirich
                                           Benjamin J. Eirich, Treasurer

Date   February 25, 2020